Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used in Base Case (Detail)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Base Scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.60%	1.80%
BBB	2.30%	2.30%
Unemployment rates	5.70%	5.60%
Housing price index	1.80%	1.40%
Base Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.60%	1.60%
BBB	2.30%	2.30%
Unemployment rates	5.90%	5.60%
Housing price index	2.50%	1.80%
Base Scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.80%	2.40%
BBB	2.40%	2.20%
Unemployment rates	3.70%	3.60%
Housing price index	3.00%	3.60%
Base Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.90%	1.60%
BBB	2.40%	2.30%
Unemployment rates	3.80%	3.70%
Housing price index	2.70%	3.00%
Benign scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.90%	3.10%
BBB	2.00%	2.00%
Unemployment rates	5.10%	5.40%
Housing price index	3.70%	2.40%
Benign scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.30%	2.40%
BBB	2.10%	2.10%
Unemployment rates	4.90%	5.20%
Housing price index	3.60%	2.60%
Benign scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.40%	2.90%
BBB	1.80%	1.80%
Unemployment rates	3.30%	3.20%
Housing price index	4.50%	5.10%
Benign scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.30%	1.90%
BBB	2.00%	2.00%
Unemployment rates	3.20%	3.10%
Housing price index	4.10%	4.30%
Adverse scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(3.20%)	(3.20%)
BBB	4.70%	4.70%
Unemployment rates	8.90%	9.30%
Housing price index	(12.80%)	(12.80%)
Adverse scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.80%	0.80%
BBB	3.90%	3.90%
Unemployment rates	8.90%	9.30%
Housing price index	(3.20%)	(3.20%)
Adverse scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.90%)	(2.90%)
BBB	4.30%	4.30%
Unemployment rates	6.50%	6.70%
Housing price index	(7.30%)	(7.30%)
Adverse scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.90%	0.90%
BBB	3.40%	3.50%
Unemployment rates	6.60%	6.80%
Housing price index	(1.20%)	(1.20%)